Yorkville Facilities	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Yorkville Facilities
Yorkville Facilities

Note 11—Yorkville Facilities

Standby Equity Purchase Agreement – On August 31, 2022, the Company entered into a Standby Equity Purchase Agreement (“SEPA”) with the Yorkville Investor, which was subsequently amended on November 30, 2022. Pursuant to the SEPA, the Company has the right to sell to the Yorkville Investor, from time to time, up to $200.0 million of shares of Class A Common Stock until the earlier of the 36-month anniversary of the SEPA, and the date on which the facility has been fully utilized, subject to certain limitations and conditions set forth in the SEPA, including the requirement that there be an effective registration statement registering such shares and limitations on the volume of shares that may be sold. Shares will be sold to the Yorkville Investor at a price equal to 97% of the lowest daily VWAP of the Class A Common Stock during the three consecutive trading days immediately prior to any notice to sell such securities provided by the Company. The Yorkville Investor may not beneficially own greater than 9.99% of the outstanding shares of Class A Common Stock. Sales of Class A Common Stock to the Yorkville Investor under the SEPA, and the timing of any such sales, are at the Company’s option, and the Company is under no obligation to sell any securities to the Yorkville Investor under the SEPA. Pursuant to the SEPA, on August 31, 2022, the Company issued the Yorkville Investor 200,000 shares of Class A Common Stock, which represented an initial up-front commitment fee and was recognized in other income (expense) within the accompanying consolidated statements of operations. The Company did not sell any shares of Class A Common Stock under the SEPA during the period between August 31, 2022 and June 30, 2023.

Securities Purchase Agreement – On November 30, 2022, the Company entered into the YA SPA with the Yorkville Investor, where by the Company agreed to issue and sell to the Yorkville Investor (i) convertible debentures (the “YA Convertible Debentures”) in the aggregate principal amount of up to $17.0 million, which are convertible into shares of Class A Common Stock (as converted, the “YA Conversion Shares”), and (ii) the YA Warrant, which is exercisable into $20.0 million of shares of Class A Common Stock. Upon execution of the YA SPA, the Company (i) issued and sold to the Yorkville Investor (a) the First YA Convertible Debenture in the principal amount of $7.0 million for a purchase price of $7.0 million, and (b) the YA Warrant for a pre-funded purchase price of $6.0 million, and (ii) paid the Yorkville Investor a cash commitment fee in the amount of $2.0 million, with such amount being deducted from the proceed of the First YA Convertible Debenture, netting to $11.0 million in total proceeds. The Company issued the YA Warrant to utilize the proceed to fund the cost of the FPA Termination Agreement. See Note 5 for additional information regarding the First YA Convertible Debenture and Note 9 regarding the YA Warrant.

Pursuant to execution of the YA SPA, the Company made a $0.4 million payment in cash and committed to issue the Advisor Warrant for certain professional services provided by a third party professional service firm in connection with the issuance of the facilities. The Advisor Warrant was issued on January 16, 2023. See Note 9 for additional information regarding the Advisor Warrant. The cash payment and the Advisor Warrant were recognized as debt issuance cost upon execution of the YA SPA, YA Convertible Debentures and YA Warrant.

Pursuant to the YA SPA, the Yorkville Investor committed to purchasing a YA Convertible Debenture in the principal amount of $10.0 million for a purchase price of $10.0 million upon the Company satisfying certain conditions, including, among others, the Company’s registration statement is declared effective by the SEC for the underlying securities of the First YA Convertible Debenture and YA Warrant. Accordingly, as of the YA SPA execution date, the Company recognized a commitment asset in the amount of $2.1 million, which was included in other noncurrent assets on the accompanying condensed consolidated balance sheet as of December 31, 2022. The Second YA Convertible Debenture was issued and sold to the Yorkville Investor on February 3, 2023 and the commitment asset was reclassified to debt discount upon issuance of the Second YA Convertible Debenture. See Note 5 for additional information regarding the Second YA Convertible Debenture.

In accordance with ASC 815, the Company has determined that certain redemption feature within the YA Convertible Debentures is an embedded derivative. This derivative, referred to throughout as the “Redemption Feature Derivative” is recorded in derivative liabilities on the accompanying condensed consolidated balance sheets as of June 30, 2023 and December 31, 2022. The Company performed fair value measurements for this derivative as of the YA Convertible Debentures issuance dates, December 31, 2022 and June 30, 2023 which is described further in Note 14. The fair value of the Redemption Feature Derivative is remeasured each reporting period.

Note 13—Yorkville Facilities

Standby Equity Purchase Agreement – On August 31, 2022, the Company entered into a Standby Equity Purchase Agreement (“SEPA”) with the Yorkville Investor, which was subsequently amended on November 30, 2022. Pursuant to the SEPA, the Company has the right to sell to the Yorkville Investor, from time to time, up to $200.0 million of shares of Class A Common Stock until the earlier of the 36-month anniversary of the SEPA, and the date on which the facility has been fully utilized, subject to certain limitations and conditions set forth in the SEPA, including the requirement that there be an effective registration statement registering such shares and limitations on the volume of shares that may be sold. Shares will be sold to the Yorkville Investor at a price equal to 97% of the lowest daily VWAP of the Class A Common Stock during the three consecutive trading days immediately prior to any notice to sell such securities provided by the Company. The Yorkville Investor may not beneficially own greater than 9.99% of the outstanding shares of Class A Common Stock. Sales of Class A Common Stock to the Yorkville Investor under the SEPA, and the timing of any such sales, are at the Company’s option, and the Company is under no obligation to sell any securities to the Yorkville Investor under the SEPA. Pursuant to the SEPA, on August 31, 2022, the Company issued the Yorkville Investor 200,000 shares of Class A Common Stock, which represented an initial up-front commitment fee and was recognized in other income (expense) within the accompanying consolidated statements of operations. The Company did not sell any shares of Class A Common Stock under the SEPA during the period between August 31, 2022 and December 31, 2022.

Securities Purchase Agreement – On November 30, 2022, the Company entered into the YA SPA with the Yorkville Investor, where by the Company agreed to issue and sell to the Yorkville Investor (i) convertible debentures (the “YA Convertible Debentures”) in the aggregate principal amount of up to $17.0 million, which are convertible into shares of Class A Common Stock (as converted, the “YA Conversion Shares”), and (ii) the YA Warrant, which is exercisable into $20.0 million of shares of Class A Common Stock. Upon execution of the YA SPA, the Company (i) issued and sold to the Yorkville Investor (a) the First YA Convertible Debenture, and (b) the YA Warrant for a pre-funded purchase price of $6.0 million, and (ii) paid the Yorkville Investor a cash commitment fee in the amount of $2.0 million, with such amount being deducted from the proceed of the First YA Convertible Debenture, netting to $11.0 million in total proceeds. The Company issued the YA Warrant to utilize the proceed to fund the cost of the FPA Termination Agreement (see Note 12). See Note 5 for additional information regarding the First YA Convertible Debenture and Note 10 regarding the YA Warrant.

Pursuant to execution of the YA SPA, the Company made a $0.4 million payment in cash and committed to issue the Advisor Warrant for certain professional services provided by a third party professional service firm in connection with the issuance of the facilities. The Advisor Warrant was issued on January 16, 2023. See Note 10 for additional information regarding the Advisor Warrant. The cash payment and the Advisor Warrant were recognized as debt issuance cost upon execution of the YA SPA, YA Convertible Debentures and YA Warrant.

Pursuant to the YA SPA, the Yorkville Investor committed to purchase a YA Convertible Debenture in the principal amount of $10.0 million for a purchase price of $10.0 million (the “Second YA Convertible Debenture”) upon the Company satisfying certain conditions, including, among others, the Company’s registration statement is declared effective by the SEC for the underlying securities of the First YA Convertible Debenture and YA Warrant. Accordingly, as of the YA SPA execution date, the Company recognized a commitment asset in the amount of $2.1 million, which was included in other noncurrent assets on the accompanying consolidated balance sheet as of December 31, 2022. The Second YA Convertible Debenture was issued and sold to the Yorkville Investor on February 3, 2023 (See Note 23).

In accordance with ASC 815, Derivatives and Hedging, the Company has determined that certain redemption feature within the First YA Convertible Debenture is an embedded derivative. This derivative, referred to throughout as the “redemption feature derivative” is recorded as a liability on the accompanying consolidated balance sheet as of December 31, 2022. The Company has performed fair value measurements for this derivative as of the First YA Convertible Debenture issuance date and as of December 31, 2022, which is described in Note 17. The Company will remeasure the fair value of the redemption feature derivative each reporting period.